SIGNIFICANT ACCOUNTING POLICIES (Ownership percentage of principal subsidiaries) (Details)	12 Months Ended
	Dec. 28, 2025	Dec. 31, 2022
Gildan Activewear SRL
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Yarns, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan USA LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear Dominican Republic Textile Company Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Honduras Properties, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
G.A.B. Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
SDS International Limited
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%
Hanesbrands LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
HBI Branded Apparel Enterprises LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
HBI Receivables LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Hanesbrands El Salvador, LTDA. DE. CV.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Hanes Innerwear Australia Pty Ltd
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Hanes Australia Pty Ltd
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%